Share-based Compensation - Share-based Compensation (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-based compensation expense	$ 1,229	$ 2,267	$ 2,815	$ 6,030
Cost of Sales [Member]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-based compensation expense	23	213	75	580
Research and Development Expense [Member]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-based compensation expense	196	598	437	1,288
Selling and Marketing Expense [Member]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-based compensation expense	103	315	314	901
General and Administrative Expense [Member]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-based compensation expense	871	997	1,888	2,870
Income From Discontinued Operations Net Of Tax [Member]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-based compensation expense	$ 36	$ 144	$ 101	$ 391